Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Schedule of Accrued Expenses and Other Current Liabilities [Abstract]
Payroll	$ 114,190	$ 119,407
Other	5,347	11,284
Total	$ 119,537	$ 130,691